                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2009

Item 1. Report to Shareholders.

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of June 30, 2009.

TABLE OF CONTENTS

Management Discussion	1

	Fund Overview	Performance	Schedule of Investments	Financial Highlights

MARKET VECTORS INTERNATIONAL ETFs

Market Vectors Africa Index ETF	3	5	34	60
Market Vectors Brazil Small-Cap ETF	7	9	37	61
Market Vectors Gulf States Index ETF	11	13	40	61
Market Vectors Indonesia Index ETF	15	17	43	61
Market Vectors Russia ETF	19	21	45	62

MARKET VECTORS SPECIALTY ETFs

Market Vectors Environmental Services ETF	23	25	47	63
Market Vectors Gaming ETF	27	29	49	64

Explanation of Expenses				32
Statements of Assets and Liabilities				52
Statements of Operations				54
Statements of Changes in Net Assets				56
Notes to Financial Statements				65
Approval of Management Agreement				78

MARKET VECTORS INTERNATIONAL/SPECIALTY ETFs

Dear Shareholder:

This semi-annual report for the international and specialty equity funds of the Market Vectors ETF Trust covers what virtually all agree to be a challenging period for equity investors—though a period that brought glimmers of positive news as it related to “green shoots” of economic data, an upturn in investor sentiment and solid returns across most major U.S. and international equity indices.

As conditions shifted markedly within the financial markets during the six months ended June 30, 2009, Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the semi-annual period, two new equity investment opportunities in the Market Vectors ETF family commenced operations—Indonesia Index ETF and Brazil Small-Cap ETF. Meanwhile, during this period, each of the existing Market Vectors ETF Trust equity funds continued to make headlines given the unique targeted investment opportunities they offer.

Each of the Market Vectors ETF Trust equity funds generated positive returns for the semi-annual period and met its objective of tracking, as closely as possible, before fees and expenses, the performance of its benchmark. Of the five international and specialty equity funds of the Trust in operation, four outpaced both the broad U.S. equity market, as measured by the S&P® 500 Index, and the broad international equity market, as measured by the MSCI EAFE Index, for the six-month period. The two new equity funds—Indonesia Index ETF and Brazil Small-Cap ETF—generated robust double-digit gains for the period from their respective commencement dates through June 30, 2009. We believe such strong absolute and relative results serve as testament to the potential diversification benefits ETFs can provide to an investment portfolio.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the fifteen equity funds of the Trust grew to more than $7.6 billion as of June 30, 2009. Clearly, you, our shareholders, recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed. Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. By resisting real yet what are admittedly emotional urges and staying invested in assets allocated based on your individual goals, you may mitigate the effects of severe corrections, such as that seen during the period through early March. You may also successfully capture the upside of strong rallies, such as that seen in the equity markets during the last four months or so of the semi-annual period. Most importantly, perhaps, staying invested keeps time on your side.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike. These products have allowed investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the international and specialty equity funds of the Trust as well as their performance for this period. You will, of course, also find the financial statements and portfolio information for each.

I thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 31, 2009

AFRICA INDEX ETF (TICKER: AFK)

Market Vectors Africa Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM1 (DJAFK) by investing in a portfolio of securities that generally replicates DJAFK. As of June 30, 2009, DJAFK represented 50 publicly traded companies.

DJAFK, calculated and maintained by Dow Jones Indexes, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund increased 22.78%, while DJAFK advanced 24.86%.2 The Fund had a net asset value of $21.64 per share on December 31, 2008 and ended the reporting period with a net asset value of $26.57 per share on June 30, 2009.

Africa’s equity markets generated strong returns during the reporting period based on positive news flow and attractive fundamentals. For example, according to the International Monetary Fund, some African countries may become the “second generation of emerging markets” with macroeconomic performances on par with those of Asian countries’ back in the 1980s. Reasons include the region’s emphasis on soft commodities, like tea, cocoa and agriculture products, and on domestic-focused economic models. Seven of the Fund’s ten largest holdings as of June 30, 2009 generated robust double-digit gains. Old Mutual, Tullow Oil, Mobile Telecommunications and MTN Group outpaced DJAFK. Sasol, Nigerian Breweries and Attijariwafa Bank slightly lagged DJAFK. Maroc Telecom also produced a positive, though more modest, return. Of the Fund’s ten largest holdings as of June 30, only Orascom Construction and First Bank of Nigeria lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Old Mutual, 3.5%; Tullow Oil, 6.0%; Mobile Telecommunications, 5.0%; MTN Group, 3.5%; Sasol, 3.2%; Nigerian Breweries, 3.0%; Attijariwafa Bank, 3.3%; Maroc Telecom, 3.7%; Orascom Construction, 3.4%; and First Bank of Nigeria, 4.4%.]

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to African investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers.

AFRICA INDEX ETF

Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones Africa Titans 50 IndexSM (DJAFK) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

[2]

The Fund is passively managed and may not hold each DJAFK component in the same weighting as DJAFK and is subject to certain expenses that DJAFK is not. The Fund thus may not exactly replicate the performance of DJAFK.

AFK PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	DJAFK

Year to date	26.40%	22.78%	24.86%
Life since 7/10/08	(32.79)%	(33.41)%	(31.40)%

Gross Expense Ratio 2.14% / Net Expense Ratio 0.83%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.83% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AFRICA INDEX ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

* Percentage of net assets.
** Percentage of investments.
Portfolio is subject to change.

BRAZIL SMALL-CAP ETF (TICKER: BRF)

Market Vectors Brazil Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Brazil Small-Cap Index1 (MVRIO) by investing in a portfolio of securities that generally replicates MVRIO. As of June 30, 2009, MVRIO represented 52 publicly traded companies.

MVRIO, calculated and maintained by Standard & Poor’s on behalf of 4asset-management GmbH, is a rules-based modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil. Compared to competing indices that are dominated by commodities and materials-related companies, MVRIO is a concentrated pure play on domestic investment themes, such as home building and consumer goods, through investment in small-cap companies.

The Fund is the nation’s first U.S.-listed ETF focused exclusively on Brazil small-caps and is designed to give investors exposure to domestic investment themes and opportunities, such as the growth potential in Brazil’s homebuilding and consumer goods sectors.

Fund Review

For the period from the Fund’s commencement date on May 12, 2009 through June 30, 2009 (the “reporting period”), the Fund increased 10.79%, while MVRIO rose 10.90%.2 The Fund commenced operations with a net asset value of $24.74 per share on May 12, 2009 and ended the reporting period with a net asset value of $27.41 per share on June 30, 2009.

Brazil’s equity market generated impressive gains during the semi-annual period as a whole. Giving strength to its market was the fact that Brazil has demonstrated fiscal discipline, contributing to the International Monetary Fund rather than borrowing capital. Brazil also enjoys a trade surplus with other nations, due to its abundant natural resources, including oil and gas, metals, sugarcane ethanol and beef. Its small-cap companies have been attractive to investors, as they tend to have a strong focus on domestic consumption and are anticipated to benefit from the rapid pace of interest rate cuts within the country. Eight of the Fund’s ten largest holdings as of June 30, 2009 generated positive returns during the reporting period, with Marfrig Frigorificos e Comercio de Alimentos, MRV Engenharia, Duratex, Cosan, B2W-Companhia Global do Varejo, PDG Realty, and GVT Holdings each outpacing MVRIO. Lojas Renner also produced a positive return but lagged MVRIO during the reporting period. Of the Fund’s ten largest holdings at June 30, 2009, only Gafisa and Votorantim Celulose saw their share prices decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Marfrig Frigorificos e Comercio de Alimentos, 3.4%; MRV

BRAZIL SMALL-CAP ETF

Engenharia, 3.6%; Duratex, 2.9%; Cosan, 3.1%; B2W Companhia Global do Varejo, 3.3%; PDG Realty, 3.0%; GVT Holdings, 5.0%; Lojas Renner, 4.6%; Gafisa, 3.2% and Votorantim Celulose, 3.6%.]

The Fund is subject to elevated risks, including those associated with investments in derivatives and foreign securities. In particular, Brazilian investments are subject to elevated risks, which include, among others, actions taken by the Brazilian government, inflation, high interest rates, currency risk, less reliable financial information, higher transactional costs, taxation, political instability and other risks associated with foreign investments. In addition, companies with small capitalizations are subject to elevated risks, which include, among others, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Market Vectors Brazil Small-Cap Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) to maintain and calculate the Index. Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by 4asset-management GmbH. S&P shall have no liability for any errors or omissions in calculating the Index. The Fund is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Market Vectors Brazil Small-Cap Index (MVRIO) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil.

[2]

The Fund is passively managed and may not hold each MVRIO component in the same weighting as the MVRIO and is subject to certain expenses that MVRIO is not. The Fund thus may not exactly replicate the performance of MVRIO.

BRF PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	MVRIO

Life since 5/12/09	12.18%	10.79%	10.90%

Gross Expense Ratio 1.04% / Net Expense Ratio 0.73%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.73% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/12/09) to the first day of secondary market trading in shares of the Fund (5/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

BRAZIL SMALL-CAP ETF

Sector Weightings*
(unaudited)

*	Percentage of investments.
Portfolio is subject to change.

GULF STATES INDEX ETF (TICKER: MES)

Market Vectors Gulf States Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones GCC Titans 40 IndexSM1 (DJMES) by investing in a portfolio of securities that generally replicates DJMES. As of June 30, 2009, DJMES represented 40 publicly traded companies.

DJMES, calculated and maintained by Dow Jones Indexes, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund gained 11.63%, while DJMES increased 8.33%.2 The Fund had a net asset value of $18.05 per share on December 31, 2008 and ended the reporting period with a net asset value of $20.15 on June 30, 2009.

Gulf-based companies generally generated positive returns but performance lagged the broad international equity market due to the sharp drop in oil prices compared to the summer of 2008, which in turn shrank revenues for oil exporters. Further, the region experienced reduced tourism receipts. Also, according to the International Monetary Fund, tightening of international credit markets and still-cautious risk appetites suppressed asset prices and slowed investment and capital inflows. All that said, seven of the Fund’s ten largest holdings as of June 30, 2009 generated positive returns during the reporting period. Public Warehousing, First Gulf Bank, Mobile Telecommunications, Qatar Telecom, Emaar Properties and National Bank of Kuwait each enjoyed double-digit share price gains during the reporting period. National Industries Group also produced a positive return but lagged DJMES. Shares of Commercial Bank of Kuwait, Qatar National Bank and Kuwait Finance House lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Public Warehousing, 4.6%; First Gulf Bank, 2.9%; Mobile Telecommunications, 8.7%; Qatar Telecom, 2.9%; Emaar Properties, 4.4%; National Bank of Kuwait, 7.6%; National Industries Group, 3.1%; Commercial Bank of Kuwait, 4.3%; Qatar National Bank, 4.8%; and Kuwait Finance House, 7.6%.]

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Gulf States investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation,

GULF STATES INDEX ETF

greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones GCC Titans 40 IndexSM (DJMES) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in tradable GCC nations or that generate the majority of their revenues in these countries.

[2]

The Fund is passively managed and may not hold each DJMES component in the same weighting as DJMES and is subject to certain expenses that DJMES is not. The Fund thus may not exactly replicate the performance of DJMES.

MES PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	DJMES

Year to date	6.98%	11.63%	8.33%
Life since 7/22/08	(48.75)%	(49.69)%	(50.14)%

Gross Expense Ratio 4.87% / Net Expense Ratio 0.98%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.98% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GULF STATES INDEX ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

INDONESIA INDEX ETF (TICKER: IDX)

Market Vectors Indonesia Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Indonesia Index1 (MVINDO) by investing in a portfolio of securities that generally replicates MVINDO. As of June 30, 2009, MVINDO represented 25 publicly traded companies.

MVINDO, calculated and maintained by Standard & Poor’s on behalf of 4asset-management GmbH, is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia, or that generate at least 50% of their revenues in Indonesia.

The Fund is the nation’s first ETF focused exclusively on Indonesia, a relatively untapped region undergoing rapid political and market-oriented economic reform.

Fund Review

For the period from the Fund’s commencement date on January 15, 2009 through June 30, 2009 (the “reporting period”), the Fund advanced 75.37%, while MVINDO rose 77.92%.2 The Fund commenced operations with a net asset value of $24.89 per share on January 15, 2009 and ended the reporting period with a net asset value of $43.65 per share on June 30, 2009.

The Indonesian equity market was one of the best performing markets during the first half of 2009. Although the health of the Indonesian economy did little to shield itself from the global credit meltdown, its equity market performance was driven in part by investors’ interest in the country’s basic fundamentals, including a reform minded government, an upwardly mobile population, a healthy banking system, and a resource-rich economy. Each of the Fund’s ten largest holdings as of June 30, 2009 generated robust gains during the reporting period. Bumi Resources, United Tractors, Bank Danamon and Astra International each experienced triple-digit share price advances, while shares of Adaro Energy and Bank Mandiri each enjoyed double-digit returns that outpaced MVINDO. Perusahaan Gas Negara, Bank Rakyat Indonesia, Bank Central Asia and Telekomunikasi Indonesia also produced double-digit returns but lagged MVINDO during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Bumi Resources, 5.6%; United Tractors, 4.3%; Bank Danamon, 5.1%; Astra Int’l, 8.3%; Adaro Energy, 4.3%; Bank Mandiri, 5.0%; Perusahaan Gas Negara, 5.8%; Bank Rakyat Indonesia, 6.2%; Bank Central Asia, 6.6%; and Telekomunikasi Indonesia, 8.2%.]

The Fund is subject to elevated risks, including those associated with investments in foreign securities, in particular Indonesian issuers, which include, among others, expropriation, confiscatory taxation, political instability, armed conflict and social

INDONESIA INDEX ETF

instability. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Market Vectors Indonesia Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) to maintain and calculate the Index. Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by 4asset-management GmbH. S&P shall have no liability for any errors or omissions in calculating the Index. The Fund is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Market Vectors Indonesia Index (MVINDO) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia or that generate at least 50% of their revenues in Indonesia.

[2]

The Fund is passively managed and may not hold each MVINDO component in the same weighting as the MVINDO and is subject to certain expenses that MVINDO is not. The Fund thus may not exactly replicate the performance of MVINDO.

IDX PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	MVINDO

Life since 1/15/09	76.14%	75.37%	77.92%

Gross Expense Ratio 2.10% / Net Expense Ratio 0.71%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.71% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/15/09) to the first day of secondary market trading in shares of the Fund (1/20/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

INDONESIA INDEX ETF

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio is subject to change.

RUSSIA ETF (TICKER: RSX)

Market Vectors Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Russia+ Index[1] (DXRPUS) by investing in a portfolio of securities that generally replicates the DXRPUS. As of June 30, 2009, the DXRPUS represented 34 publicly traded Russian issuers.

DXRPUS, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies domiciled in Russia and traded in Russia and/or on leading global exchanges.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund advanced 59.95%, while DXRPUS rose 60.17%.[2] The Fund had a net asset value of $13.06 per share on December 31, 2008 and ended the reporting period with a net asset value of $20.89 on June 30, 2009.

The Russian equity market was a robust performer during the first half of 2009, driven primarily by a rebound in crude oil prices during the second quarter. Each of the Fund’s ten largest holdings as of June 30, 2009 experienced significant gains during the reporting period. Novatek generated a triple-digit return, while Novolipetsk Steel, Sberbank and Gazprom Neft produced double-digit returns that outpaced DXRPUS. Mobil Telesystems, Rosneft Oil, Norilsk Nickel, Lukoil, Gazprom and Surgutneftegaz also generated double-digit positive returns but lagged DXRPUS. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Novatek, 4.7%; Novolipetsk Steel, 4.2%; Sberbank, 7.1%; Gazprom Neft, 4.7%; Mobil Telesystems, 4.5%; Rosneft Oil, 7.7%; Norilsk Nickel, 4.2; Lukoil, 7.6%; Gazprom, 7.9%; and Surgutneftegaz, 7.8%.]

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

RUSSIA ETF

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and make no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.
[2]

The Fund is passively managed and may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. The Fund thus may not exactly replicate the performance of DXRPUS.

RSX PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	DXRPUS

Year to date	59.76%	59.95%	60.17%
One year	(60.09)%	(60.19)%	(60.80)%
Life* (annualized)	(24.03)%	(24.02)%	(24.60)%
Life* (cumulative)	(45.13)%	(45.10)%	(46.07)%

* since 4/27/07

Gross Expense Ratio 0.72% / Net Expense Ratio 0.69%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.69% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RUSSIA ETF

Sector Weightings*
(unaudited)

*	Percentage of investments.
Portfolio is subject to change.

ENVIRONMENTAL SERVICES ETF (TICKER: EVX)

Market Vectors Environmental Services ETF (the “Fund”) seeks to replicate, before fees and expenses, the price and yield performance of NYSE Arca Environmental Services Index1 (AXENV) by investing in a portfolio of securities that generally replicates AXENV. As of June 30, 2009, AXENV represented 21 publicly traded issuers from around the globe.

AXENV, calculated by NYSE Euronext, is a modified equal dollar-weighted index comprised of publicly traded companies involved in management, removal and storage of consumer waste and industrial byproducts and related environmental services.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund increased 0.82%, while AXENV rose 1.24%.2 The Fund had a net asset value of $35.27 per share on December 31, 2008 and ended the reporting period with a net asset value of $35.56 per share on June 30, 2009.

Having been a strong relative performer during 2008, the environmental services sector barely produced positive returns during the reporting period ended June 30, 2009, impacted most by volatile commodity prices, declines in overall waste volumes amidst the recessionary economy, heightened political debate, and the collapse of the global recycling commodity markets during the reporting period. Among the Fund’s ten largest holdings as of June 30, 2009, three generated positive returns during the reporting period. Nalco Holding and Shaw Group produced robust double-digit gains, while Republic Services also gained ground but lagged AXENV. Newpark Resources, Covanta Holding, Waste Management, Calgon Carbon, American Ecology, Veolia Environnement and Stericycle each experienced share price declines. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Nalco Holding, 4.3%; Shaw Group, 4.2%; Republic Services, 10.1%; Newpark Resources, 4.2%; Covanta Holding, 4.2%; Waste Management, 10.0%; Calgon Carbon, 4.3%; American Ecology, 4.3%; Veolia Environnement, 10.0%; and Stericycle, 10.1%.]

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

ENVIRONMENTAL SERVICES ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Environmental Services Index (AXENV) is a modified equal-dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial by-products and related environmental services.

[2]

The Fund is passively managed and may not hold each AXENV component in the same weighting as AXENV and is subject to certain expenses that AXENV is not. The Fund thus may not exactly replicate the performance of AXENV.

EVX PERFORMANCE RECORD 6/30/09 (unaudited)

	Total Return
	Share Price	NAV	AXENV

Year to date	0.70%	0.82%	1.24%
One year	(31.58)%	(31.26)%	(30.97)%
Life* (annualized)	(3.52)%	(3.40)%	(2.96)%
Life* (cumulative)	(9.30)%	(8.98)%	(7.85)%

*since 10/10/06

Gross Expense Ratio 0.86% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

ENVIRONMENTAL SERVICES ETF

Sector Weightings*
(unaudited)

*	Percentage of investments.
Portfolio is subject to change.

GAMING ETF (TICKER: BJK)

Market Vectors Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM (WAGR)1 by investing in a portfolio of securities that generally replicates WAGR. As of June 30, 2009, WAGR represented 50 publicly traded companies from around the globe.

WAGR, calculated by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the global gaming industry.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund increased 18.70%, while WAGR rose 19.73%.2 The Fund had a net asset value of $17.54 per share on December 31, 2008 and ended the reporting period with a net asset value of $20.82 per share on June 30, 2009.

After being severely beaten up during the worst months of the recession, the gaming industry rebounded during the first half of 2009 amidst anticipation of economic recovery. Several non-Vegas gaming operations, in particular, finally seemed to spark investor interest during the reporting period. Among the Fund’s ten largest holdings as of June 30, 2009, Genting, Crown, International Game Technology, Las Vegas Sands and TABCORP Holdings each experienced strong double-digit gains, while Genting Malaysia, Tatts Group and Sankyo also generated positive returns but underperformed WAGR. Shares of Wynn Resorts and OPAP lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Genting Malaysia, 3.8%; Crown, 4.3%; International Game Technology, 7.4%; Las Vegas Sands, 3.9%; TABCORP Holdings, 5.3%; Genting, 5.2%; Tatts Group, 3.8%; Sankyo, 4.4%; Wynn Resorts, 4.0%; and OPAP, 8.9%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the gaming business such as competitive pressures, changes in government regulation, world events and economic conditions. Additional risks include legislative changes, high correlation within the industry, changes in consumer taste and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

GAMING ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The S-Network Global Gaming IndexSM (WAGR), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGR or results to be obtained by any person using WAGR in connection with trading the Fund. WAGR is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The S-Network Global Gaming Index (WAGR) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry.
[2]

The Fund is passively managed and may not hold each WAGR component in the same weighting as WAGR and is subject to certain expenses that WAGR is not. The Fund thus may not exactly replicate the performance of WAGR.

BJK PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	WAGR

Year to date	19.95%	18.70%	19.73%
One year	(34.00)%	(34.27)%	(32.68)%
Life* (annualized)	(35.77)%	(35.22)%	(33.74)%
Life* (cumulative)	(47.10)%	(46.45)%	(44.68)%

* since 1/22/08

Gross Expense Ratio 0.81% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GAMING ETF

Geographical Weightings*
(unaudited)

Sector Weightings*
(unaudited)

*	Percentage of net assets.
**	Percentage of investments.
Portfolio is subject to change.

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MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period January 1, 2009, or commencement of operations, if later, and held for the entire period, to June 30, 2009.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2009	Annualized Expense Ratio During Period	Expenses Paid During Period

Africa Index ETF*
Actual	$1,000.00	$1,227.80	0.83%	$4.58
Hypothetical **	$1,000.00	$1,020.68	0.83%	$4.16

Brazil Small-Cap ETF ***
Actual	$1,000.00	$1,107.90	0.73%	$1.03
Hypothetical **	$1,000.00	$1,005.61	0.73%	$0.98

Gulf States Index ETF*
Actual	$1,000.00	$1,116.30	0.98%	$5.12
Hypothetical **	$1,000.00	$1,019.96	0.98%	$4.89

Indonesia Index ETF ***
Actual	$1,000.00	$1,753.70	0.71%	$4.45
Hypothetical **	$1,000.00	$1,019.51	0.71%	$3.26

Russia ETF*
Actual	$1,000.00	$1,599.50	0.69%	$4.43
Hypothetical **	$1,000.00	$1,021.38	0.69%	$3.45

Environmental Services ETF*
Actual	$1,000.00	$1,008.20	0.55%	$2.74
Hypothetical **	$1,000.00	$1,022.06	0.55%	$2.76

Gaming ETF*
Actual	$1,000.00	$1,187.00	0.65%	$3.52
Hypothetical **	$1,000.00	$1,021.57	0.65%	$3.26

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2009), multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***

Brazil Small-Cap ETF and Indonesia Index ETF commenced operations May 12, 2009 and January 15, 2009, respectively. Expenses are equal to the Fund’s annualized expense ratio (for the period of commencement of operations to June 30, 2009), multiplied by the average account value over the period, multiplied by the number of days from inception to June 30, 2009, and divided by 365 (to reflect the period from commencement).

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.7%
Angola: 0.9%
16,400	Acergy S.A. #	$161,702

Australia: 0.9%
41,812	Paladin Energy Ltd.* #	164,928

Canada: 5.3%
8,924	Addax Petroleum Corp.	379,060
52,230	Equinox Minerals Ltd. *	120,979
6,927	First Quantum Minerals Ltd.	335,509
18,146	Red Back Mining, Inc. *	158,437

		993,985

Egypt: 14.0%
51,952	Commercial International Bank #	453,206
52,570	Egyptian Financial Group-Hermes Holding #	212,445
109,532	Egyptian Kuwaiti Holding Co. #	199,238
6,093	MobiNil-Egyptian Co. for Mobile Services #	212,551
18,082	Orascom Construction Industries #	613,770
97,263	Orascom Telecom Holding SAE #	517,197
188,723	Talaat Moustafa Group * #	175,899
74,588	Telecom Egypt #	214,785

		2,599,091

Kenya: 0.9%
812,150	Equity Bank Ltd. #	171,697

Kuwait: 5.0%
224,500	Mobile Telecommunications Co. K.S.C.	920,946

Morocco: 13.4%
16,602	Attijariwafa Bank #	604,691
14,039	Banque Marocaine du Commerce Exterieur #	462,647
23,783	Douja Promotion Groupe Addoha S.A. #	439,620
36,633	Maroc Telecom #	687,788
1,671	ONA S.A. (Omnium Nord Africain) #	309,585

		2,504,331

Nigeria: 20.0%
2,962,367	Afribank Nigeria PLC	151,219
6,352,311	Fidelity Bank Nigeria #	148,098
5,452,936	First Bank of Nigeria PLC #	810,844
4,142,193	Guaranty Trust Bank PLC #	391,164
4,124,147	Intercontinental Bank PLC * #	253,348
1,658,649	Nigerian Breweries PLC #	549,798
3,722,918	PlatinumHabib Bank PLC	157,614
2,963,004	Union Bank Nigeria PLC #	339,899
4,268,297	United Bank for Africa PLC #	390,710
5,508,797	Zenith Bank Ltd. #	533,125

		3,725,819

See Notes to Financial Statements

Number of Shares		Value

South Africa: 26.4%
22,314	ABSA Group Ltd. #	$317,948
2,485	Anglo Platinum Ltd. #	175,777
14,160	AngloGold Ashanti Ltd. #	518,181
34,080	Aquarius Platinum Ltd. (GBP) #	131,189
6,361	ArcelorMittal South Africa Ltd. #	78,734
12,417	Bidvest Group Ltd. #	155,585
95,885	FirstRand Ltd. #	174,776
26,192	Gold Fields Ltd. #	315,904
13,515	Harmony Gold Mining Co. Ltd. * #	139,345
23,629	Impala Platinum Holdings Ltd. #	522,087
42,474	MTN Group Ltd. #	651,383
10,952	Naspers Ltd. #	288,015
16,890	Remgro Ltd. #	162,279
70,465	Sanlam Ltd. #	157,761
17,304	Sasol Ltd. #	604,493
44,748	Standard Bank Group Ltd. #	514,042

		4,907,499

United Kingdom: 11.9%
493,190	Old Mutual PLC #	659,301
6,818	Randgold Resources Ltd. (ADR)	437,511
71,533	Tullow Oil PLC #	1,109,014

		2,205,826

Total Common Stocks (Cost: $18,577,562)		18,355,824

MONEY MARKET FUND (United States): 0.5% (Cost: $98,146)

	Dreyfus Government
98,146	Cash Management Fund	98,146

Total Investments: 99.2% (Cost: $18,675,708)		18,453,970
Other assets less liabilities: 0.8%		145,913

NET ASSETS: 100.0%		$18,599,883

ADR	American Depositary Receipt
GBP	British Pound

*	Non-income producing
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $15,694,549, which represents 84.4% of net assets.

See Notes to Financial Statements

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

Number of Shares		Value

Summary of Investments by Sector (unaudited)	% of Investments	Value

Base/Industrial Metals	5.6%	$1,033,373
Communications	10.1	1,865,479
Consumer Goods	0.8	155,585
Consumer Non-Durables	3.0	549,798
Energy	13.5	2,497,931
Finance	35.7	6,586,587
Precious Metals	9.9	1,821,546
Real Estate	13.6	2,506,354
Technology	7.3	1,339,171
Money Market Fund	0.5	98,146

	100.0%	$18,453,970

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 68.3%
Basic Materials: 3.4%
128,079	Jaguar Mining Inc. (CAD) *	$972,710
202,800	MMX Mineracao e Metalicos S.A. *	650,889

		1,623,599

Communications: 8.3%
84,700	Cia Global Do Varejo	1,577,482
145,450	Global Village Telecom Holding S.A. *	2,414,271

		3,991,753

Consumer, Cyclical: 14.9%
248,800	Brookfield Incorporacoes S.A.	542,084
52,400	Dufry South America Ltd. (BDR)	651,056
189,000	Gafisa S.A.	1,557,480
34,600	Iochpe Maxion S.A.	251,935
199,800	Lojas Renner S.A.	2,212,297
125,900	MRV Engenharia e Participacoes S.A.	1,706,248
43,750	Positivo Informatica S.A.	230,827

		7,151,927

Consumer, Non-cyclical: 15.8%
184,250	Amil Participacoes S.A.	887,499
286,526	Cosan Ltd. (Class A) (USD) *	1,484,205
57,650	Diagnosticos da America S.A. *	1,014,861
36,050	Estacio Participacoes S.A.	332,945
165,750	Localiza Rent a Car S.A.	1,023,357
218,250	Marfrig Alimentos S.A. *	1,614,769
45,300	Obrascon Huarte Lain Brasil S.A.	496,964
79,450	SLC Agricola S.A.	735,798

		7,590,398

Energy: 1.3%
50,150	Lupatech S.A. *	637,175
104	Lupatech S.A. Rights (BRL 1000, expiring 7/6/09) *	0

		637,175

Financial: 12.4%
125,400	BR Malls Participacoes S.A. *	950,834
325,300	Construtora Tenda S.A. *	559,374
200,650	GP Investments Ltd. *	796,539
30,350	Odontoprev S.A.	457,000
136,500	PDG Realty S.A. Empreendimentos e Participacoes	1,443,147
141,650	Porto Seguro S.A.	1,113,078
158,000	Rossi Residencial S.A.	664,313

		5,984,285

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Industrial: 5.3%
435,050	LLX Logistica S.A. *	$847,990
103,550	Login Logistica Intermodal S.A.	454,398
141,250	Magnesita Refratarios S.A. *	562,175
65,450	Multiplan Empreendimentos Imobiliarios S.A.	667,591

		2,532,154

Technology: 2.5%
34,500	Totvs S.A.	1,187,555

Utilities: 4.4%
88,850	Cia de Saneamento de Minas Gerais-COPA S.A.	1,151,088
77,300	Equatorial Energia S.A.	623,196
2,500	MPX Energia S.A.	341,744

		2,116,028

Total Common Stocks (Cost: $33,177,547)		32,814,874

PREFERRED STOCKS: 31.7%
Basic Materials: 7.5%
257,350	Braskem S.A. *	941,524
611,150	Klabin S.A.	935,529
160,600	Votorantim Celulose e Papel S.A. *	1,718,432

		3,595,485

Communications: 1.3%
24,700	Telemig Celular Participacoes S.A.	620,714

Consumer, Cyclical: 4.9%
76,900	Gol Linhas Aereas Inteligentes S.A. *	427,702
139,500	Randon Participacoes S.A.	673,370
117,850	Tam S.A. *	1,226,126

		2,327,198

Consumer, Non-cyclical: 3.7%
52,700	Anhanguera Educacional Participacoes S.A. *	478,382
526,250	Sadia S.A.	1,275,481

		1,753,863

Financial: 5.8%
285,950	Banco do Estado do Rio Grande do Sul S.A. (Class A)	1,138,080
141,650	Banco Industrial e Comercial S.A.	557,985
70,800	Sul America S.A.	1,089,203

		2,785,268

Industrial: 4.6%
336,200	Confab Industrial S.A.	814,854
125,300	Duratex S.A.	1,379,719

		2,194,573

See Notes to Financial Statements

Number of Shares		Value

Utilities: 3.9%
34,700	Centrais Eletricas de Santa Catarina S.A.	$566,588
36,050	Cia de Gas de Sao Paulo	641,056
32,850	Terna Participacoes S.A.	639,467

		1,847,111

Total Preferred Stocks (Cost: $15,056,874)		15,124,212

MONEY MARKET FUND (United States): 0.0% (Cost: $19,568)
19,568	Dreyfus Government Cash Management Fund	19,568

Total Investments: 100.0% (Cost: $48,253,989)		47,958,654
Assets in excess of other liabilities: 0.0%		8,832

NET ASSETS: 100.0%		$47,967,486

BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.7%
Bahrain: 1.6%
93,478	Al-Salam Bank B.S.C. #	$28,367
60,155	Gulf Finance House E.C.	51,733
201,882	Ithmaar Bank B.S.C. *	51,480

		131,580

Iraq: 4.8%
130,700	DNO International ASA (NOK) * #	163,578
25,253	Heritage Oil PLC (GBP) * #	222,210

		385,788

Kuwait: 46.6%
90,000	Boubyan Bank K.S.C. * #	178,846
60,000	Boubyan Petrochemicals Co.	108,465
80,000	Burgan Bank S.A.K. * #	119,558
100,000	Commercial Bank of Kuwait	354,598
65,000	Investment Dar Co. K.S.C. *	15,023
146,680	Kuwait Finance House	611,910
82,500	Kuwait Investment Projects Co. Holdings #	151,783
170,000	Mobile Telecommunications Co. K.S.C.	697,375
155,250	National Bank of Kuwait S.A.K. #	691,557
190,000	National Industries Group (Holdings S.A.K). * #	297,331
60,000	National Investments Co. K.S.C.C. *	76,134
75,000	National Real Estate Co. S.A.K. * #	84,542
100,000	Public Warehousing Co. K.S.C. *	368,503

		3,755,625

Oman: 4.0%
83,907	Bank Muscat S.A.O.G. #	152,103
35,770	Oman Telecommunications Co. #	115,863
31,393	Renaissance Services S.A.O.G. #	52,453

		320,419

Qatar: 18.4%
10,433	Barwa Real Estate Co. Q.S.C. * #	100,392
8,605	Commercial Bank of Qatar #	148,771
58,419	Masraf Al Rayan Q.S.C. #	200,172
3,974	Qatar Electricity & Water Co. Q.S.C. #	108,947
22,257	Qatar Gas Transport Co. Ltd. (Nakilat) * #	146,832
7,826	Qatar Islamic Bank S.A.Q. #	155,096
11,968	Qatar National Bank S.A.Q. #	392,647
6,297	Qatar Telecom (QTel) Q.S.C. #	233,917

		1,486,774

See Notes to Financial Statements

Number of Shares		Value

United Arab Emirates - Abu Dhabi: 12.1%
192,487	Abu Dhabi Commercial Bank #	$83,842
163,930	Aldar Properties PJSC #	169,359
456,238	Dana Gas PJSC * #	131,997
65,578	First Gulf Bank PJSC #	231,521
86,559	National Bank of Abu Dhabi PJSC #	229,822
131,156	Union National Bank of Abu Dhabi #	128,117

		974,658

United Arab Emirates - Dubai: 11.2%
363,529	Air Arabia PJSC #	92,376
93,167	Arabtec Holding Co. * #	66,830
606,973	DP World Ltd. #	217,869
254,363	Dubai Financial Market PJSC #	111,980
86,269	Dubai Islamic Bank PJSC #	55,006
474,895	Emaar Properties PJSC * #	356,919

		900,980

Total Common Stocks
(Cost: $10,486,158)		7,955,824

Principal Amount

CONVERTIBLE BOND (Oman): 0.0%
(Cost: $4,372)
1,683	Bank Muscat S.A.O.G. 7.00%, 3/20/14 *	3,960

MONEY MARKET FUND (United States): 1.8%
(Cost: $141,009)
	Dreyfus Government
141,009	Cash Management Fund	141,009

Total Investments: 100.5%
(Cost: $10,631,539)		8,100,793
Liabilities in excess of other assets: (0.5)%		(39,945)

NET ASSETS: 100.0%		$8,060,848

GBP	British Pound
NOK	Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $5,620,603, which represents 69.7% of net assets.

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

Number of Shares		Value

Summary of Investments by Sector (unaudited)	% of Investments	Value

Capital Goods	16.0%	$1,295,453
Chemicals	1.3	108,465
Energy	8.9	717,070
Finance	52.2	4,224,026
Real Estate	13.3	1,079,715
Technology	1.4	115,863
Transportation	3.8	310,245
Utilities	1.4	108,947
Money Market Fund	1.7	141,009

	100.0%	$8,100,793

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Basic Materials: 9.8%
2,131,000	Aneka Tambang Tbk PT #	$419,578
72,003,000	Bakrie and Brothers Tbk PT * #	632,574
2,311,500	Indah Kiat Pulp and Paper Corp. Tbk PT * #	391,737
1,697,000	International Nickel Indonesia Tbk PT #	685,059

		2,128,948

Communications: 10.8%
1,175,000	Indosat Tbk PT (ADR) #	570,627
59,874	Telekomunikasi Indonesia Tbk PT (ADR)	1,795,022

		2,365,649

Consumer, Cyclical: 8.3%
779,500	Astra International Tbk PT #	1,809,860

Consumer, Non-cyclical: 11.5%
286,000	Astra Agro Lestari Tbk PT #	469,409
3,803,500	Indofood Sukses Makmur Tbk PT #	700,483
4,220,000	Kalbe Farma Tbk PT #	415,677
1,023,000	Unilever Indonesia Tbk PT #	924,429

		2,509,998

Energy: 17.5%
8,060,000	Adaro Energy Tbk PT #	942,384
6,802,000	Bumi Resources Tbk PT #	1,228,700
202,000	Indo Tambangraya Megah PT #	392,919
1,468,500	Medco Energi Internasional Tbk PT * #	436,398
720,500	Tambang Batubara Bukit Asam Tbk PT #	813,701

		3,814,102

Financial: 28.7%
4,233,500	Bank Central Asia Tbk PT #	1,451,084
2,380,372	Bank Danamon Indonesia Tbk PT #	1,118,061
3,528,000	Bank Mandiri PT #	1,092,608
3,227,000	Bank Negara Indonesia Persero Tbk PT #	539,812
2,217,500	Bank Rakyat Indonesia PT #	1,359,589
10,781,500	Lippo Karawaci Tbk PT * #	707,052

		6,268,206

Industrial: 7.1%
1,277,000	Semen Gresik Persero Tbk PT #	610,097
974,500	United Tractors Tbk PT #	944,902

		1,554,999

Utilities: 5.8%
4,164,500	Perusahaan Gas Negara PT #	1,276,597

Total Common Stocks (Cost: $19,526,922)		21,728,359

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares	Value

Total Investments: 99.5% (Cost: $19,526,922)	$21,728,359
Other assets less liabilities: 0.5%	98,602

NET ASSETS: 100.0%	$21,826,961

ADR	American Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,933,337 which represents 91.3% of net assets.

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Basic Materials: 21.6%
978,609	Evraz Group S.A. (GDR) † # R	$18,593,559
3,287,164	JSC MMC Norilsk Nickel (ADR) * #	30,299,260
2,120,001	Magnitogorsk Iron & Steel Works (GDR) # R	12,495,939
1,026,687	Mechel OAO (ADR)	8,572,836
1,478,144	Novolipetsk Steel (GDR) #	30,435,186
776,919	Polymetal (GDR) * # R	6,869,485
940,324	Polyus Gold Co. (ADR) † #	19,429,662
2,485,369	Severstal (GDR) † # R	13,537,323
1,047,917	Uralkali (GDR) # R	16,891,397

		157,124,647

Communications: 13.2%
1,030,804	Comstar United TeleSystems (GDR) # R	4,454,138
375,289	CTC Media, Inc. *	4,435,916
882,459	Mobile TeleSystems OJSC (ADR)	32,589,211
299,537	Rostelecom (ADR) †	9,498,318
1,190,035	Sistema JSFC (GDR) # R	14,408,638
79,661,185	Uralsvyazinform	1,045,951
2,529,565	Vimpel-Communications OAO (ADR)	29,772,980

		96,205,152

Consumer, Non-cyclical: 3.0%
372,836	Pharmstandard (GDR) * # R	5,646,488
108,516	Wimm-Bill-Dann Foods OJSC (ADR) * †	5,962,954
669,789	X5 Retail Group N.V. (GDR) * # R	10,266,064

		21,875,506

Energy: 46.9%
2,104,990	Gazprom Neft OAO (ADR) † #	34,072,968
352,836	Intergra Group (GDR) * # R	775,901
1,246,689	LUKOIL (ADR) #	55,460,192
721,886	Novatek OAO (GDR) # R	34,398,798
2,817,513	OAO Gazprom (ADR) #	57,213,188
10,307,251	Rosneft Oil Co. (GDR) #	56,307,409
628,962,410	RusHydro *	23,542,063
8,160,975	Surgutneftegaz (ADR) #	56,814,292
895,592	Taftnet (GDR) † #	22,001,004

		340,585,815

Financial: 9.8%
1,216,561	PIK Group (GDR) * #	1,519,537
42,255,671	Sberbank RF	51,561,215
8,292,155	VTB Bank OJSC (GDR) † # R	18,261,216

		71,341,968

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Industrial: 1.6%
633,369	Novorossiysk Commercial Sea Port (GDR) # R	$6,125,378
538,282	OAO TMK (GDR) # R	5,596,818

		11,722,196

Utilities: 3.4%
2,845,008,678	Federal Grid Co. Unified Energy System JSC *	24,410,175
7,410,870	Irkutsk Electric Grid Company Ltd. (a) * #	0

		24,410,175

Total Common Stocks (Cost: $1,129,626,835)		723,265,459

Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $1,129,626,835)		723,265,459

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
	Dreyfus Government
28,761,101	Cash Management Fund	28,761,101

	Bank of New York
755,388	Institutional Cash Reserve Series B	111,420

Total Collateral (Cost: $29,516,489)		28,872,521

Total Investments: 103.5% (Cost: $1,159,143,324)		752,137,980
Liabilities in excess of other assets: (3.5)%		(25,177,560)

NET ASSETS: 100.0%		$726,960,420

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,864,463.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $531,873,840 which represents 73.2% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.0%
151,675	Waste Services, Inc. *	$785,676

France: 10.0%
66,342	Veolia Environnement (ADR)	1,959,743

United States: 86.0%
46,683	American Ecology Corp.	836,559
60,045	Calgon Carbon Corp. *	834,025
171,042	Casella Waste Systems, Inc. *	340,374
14,775	Clean Harbors, Inc. *	797,702
48,922	Covanta Holding Corp. *	829,717
120,178	Darling International, Inc. *	793,175
39,927	Fuel Tech, Inc. * †	387,292
39,156	Layne Christensen Co. *	800,740
80,594	Metalico, Inc. * †	375,568
49,940	Nalco Holding Co.	840,990
290,395	Newpark Resources, Inc. *	827,626
171,042	Perma-Fix Environmental Services, Inc. *	413,922
687,167	Rentech, Inc. * †	391,685
81,128	Republic Services, Inc.	1,980,334
30,000	Shaw Group, Inc. *	822,300
38,258	Stericycle, Inc. *	1,971,435
28,138	Tetra Tech, Inc. *	806,154
31,433	Waste Connections, Inc. *	814,429
69,153	Waste Management, Inc.	1,947,348

		16,811,375

Total Common Stocks (Cost: $27,394,197)		19,556,794

MONEY MARKET FUND (United States): 1.0% (Cost: $202,230)
202,230	Dreyfus Government Cash Management Fund	202,230

Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $27,596,427)		19,759,024

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%
667,002	Dreyfus Government Cash Management Fund	$667,002
87,523	Bank of New York Institutional Cash Reserve Series B	12,909

Total Collateral (Cost: $754,525)		679,911

Total Investments: 104.5% (Cost: $28,350,952)		20,438,935
Liabilities in excess of other assets: (4.5)%		(879,524)

NET ASSETS: 100.0%		$19,559,411

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $555,514.

Summary of Investments by Industry Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technologies	8.2%	$1,627,200
Energy-Alternate Sources	6.2	1,221,402
Engineering/R&D Services	6.3	1,236,222
Environmental Consulting & Engineering	2.0	387,292
Hazardous Waste Disposal	18.2	3,605,696
Miscellaneous Building & Construction	4.1	800,740
Non-Hazardous Waste Disposal	39.6	7,827,904
Oil-Field Services	4.2	827,626
Recycling	1.9	375,568
Water	8.3	1,647,144
Money Market Fund	1.0	202,230

	100.0%	$19,759,024

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

Common Stocks: 99.7%
Australia: 16.5%
642,999	Aristocrat Leisure Ltd. #	$1,965,601
679,110	Consolidated Media Holdings Ltd. #	1,241,707
752,260	Crown Ltd. #	4,398,545
958,161	TABCORP Holdings Ltd. #	5,532,457
1,947,212	Tatts Group Ltd. #	4,002,688

		17,140,998

Austria: 1.9%
44,548	BWIN Interactive Entertainment A.G. * #	1,948,636

China / Hong Kong: 2.5%
1,719,240	Galaxy Entertainment Group Ltd. * #	450,323
473,260	Melco PBL Entertainment Ltd. (ADR) * †	2,129,670

		2,579,993

Greece: 10.0%
186,815	Intralot S.A. #	1,140,976
348,748	OPAP S.A. #	9,298,029

		10,439,005

Italy: 1.7%
70,518	Lottomatica S.p.A. #	1,361,448
94,985	Snai S.p.A. * #	404,248

		1,765,696

Japan: 5.8%
247	Fields Corp. #	333,597
64,808	Heiwa Corp. #	749,460
13,365	Mars Engineering Corp. #	383,354
85,773	Sankyo Co, Ltd. #	4,568,314

		6,034,725

Malaysia: 11.4%
889,641	Berjaya Sports Toto BHD #	1,276,029
3,360,138	Genting BHD #	5,384,036
5,077,598	Genting Malaysia BHD #	3,888,800
354,927	Tanjong PLC #	1,341,489

		11,890,354

New Zealand: 1.5%
872,691	Sky City Entertainment Group Ltd. #	1,513,578

South Africa: 1.7%
165,096	Gold Reef Resorts Ltd #	367,241
143,764	Sun International Ltd. #	1,423,069

		1,790,310

South Korea: 1.9%
157,836	Kangwon Land, Inc. #	2,009,826

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Sweden: 1.6%
46,874	Betsson A.B. * #	$528,635
46,780	Unibet Group PLC #	1,173,876

		1,702,511

United Kingdom: 12.6%
218,118	888 Holdings PLC #	373,567
525,582	IG Group Holdings PLC #	2,428,228
952,685	Ladbrokes PLC #	2,889,939
281,103	PartyGaming PLC * #	1,136,865
217,335	Playtech Ltd. #	1,623,033
395,832	Rank Group PLC * #	418,302
597,355	Sportingbet PLC * #	562,645
1,140,419	William Hill PLC #	3,697,118

		13,129,697

United States: 30.6%
42,353	Ameristar Casinos, Inc.	805,978
84,322	Bally Technologies, Inc. *	2,522,914
91,999	Boyd Gaming Corp. *	781,991
15,529	Churchill Downs Inc.	522,706
73,885	Global Cash Access, Inc. *	588,125
485,674	International Game Technology	7,722,217
25,269	Isle of Capri Casinos, Inc. * †	336,583
514,510	Las Vegas Sands Corp. * †	4,044,049
229,408	MGM Mirage *	1,465,917
15,559	Monarch Casino & Resort, Inc. *	113,581
109,400	Penn National Gaming, Inc. *	3,184,634
98,375	Pinnacle Entertainment, Inc. *	913,904
108,853	Scientific Games Corp. *	1,716,612
86,462	Shuffle Master, Inc. *	571,514
76,877	WMS Industries Inc. *	2,422,394
117,915	Wynn Resorts Ltd. * †	4,162,400

		31,875,519

Total Common Stocks (Cost: $98,724,352)		103,820,848

MONEY MARKET FUND (United States): 0.7% (Cost: $696,968)
696,968	Dreyfus Government Cash Management Fund	696,968

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $99,421,320)		104,517,816

See Notes to Financial Statements

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.0%
8,297,029	Dreyfus Government Cash Management Fund	$8,297,029
715	Bank of New York Institutional Cash Reserve Series B	105

Total Collateral (Cost: $8,297,744)		8,297,134

Total Investments: 108.4% (Cost: $107,719,064)		112,814,950
Liabilities in excess of other assets: (8.4)%		(8,724,843)

NET ASSETS: 100.0%		$104,090,107

ADR American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,743,283.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $69,815,659 which represents 67.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Resorts	28.0%	$29,223,757
Gaming Technology	35.3	36,912,820
Horse Racing	3.9	4,111,588
Online Gaming	4.9	5,161,579
Sports Betting	27.2	28,411,104
Money Market Funds	0.7	696,968

	100.0%	$104,517,816

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF

Assets:
Investments, at value (1) (2)	$18,453,970	$47,958,654
Short term investment held as collateral for securities loaned (3)	—	—
Cash	177,597	4,367
Cash denominated in foreign currency (4)	20,317	8,618
Receivables:
Investment securities sold	—	—
Shares sold	—	2,798,309
Due from Adviser	—	—
Dividends and interest	27,135	6,020
Prepaid expenses	—	—

Total assets	18,679,019	50,775,968

Liabilities:
Payables:
Investment securities purchased	—	2,793,406
Collateral for securities loaned	—	—
Due to Adviser	2,446	8,480
Due to Custodian	—	—
Deferred Trustee fees	119	177
Accrued expenses	76,571	6,419

Total liabilities	79,136	2,808,482

NET ASSETS	$18,599,883	$47,967,486

Shares outstanding	700,000	1,750,000

Net asset value, redemption and offering price per share	$26.57	$27.41

Net Assets consist of:
Aggregate paid in capital	$20,004,461	$48,315,801
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(221,452)	(299,258)
Undistributed (accumulated) net investment income (loss)	64,803	(10,895)
Undistributed (accumulated) net realized gain (loss)	(1,247,929)	(38,162)

	$18,599,883	$47,967,486

(1) Value of securities on loan	$—	$—

(2) Cost of Investments	$18,675,708	$48,253,989

(3) Cost of short term investment held as collateral for securities loaned	$—	$—

(4) Cost of cash denominated in foreign currency	$20,189	$8,663

See Notes to Financial Statements

	Gulf States Index ETF	Indonesia Index ETF	Russia ETF	Environmental Services ETF	Gaming ETF

Assets:
Investments, at value (1) (2)	$8,100,793	$21,728,359	$723,265,459	$19,759,024	$104,517,816
Short term investment held as collateral for securities loaned (3)	—	—	28,872,521	679,911	8,297,134
Cash	12,513	—	—	13,400	—
Cash denominated in foreign currency (4)	—	5,462	—	—	41,046
Receivables:
Investment securities sold	—	—	—	1,728,781	6,409
Shares sold	—	—	—	—	—
Due from Adviser	19,733	—	—	1,145	—
Dividends and interest	77	140,989	5,948,706	27,256	112,162
Prepaid expenses	—	—	6,409	269	13

Total assets	8,133,116	21,874,810	758,093,095	22,209,786	112,974,580

Liabilities:
Payables:
Investment securities purchased	—	—	—	1,803,081	426,318
Collateral for securities loaned	—	—	29,516,489	754,525	8,297,744
Due to Adviser	—	3,782	297,722	—	48,500
Due to Custodian	—	3,354	608,573	—	20,006
Deferred Trustee fees	99	63	18,854	1,819	425
Accrued expenses	72,169	40,650	691,037	90,950	91,480

Total liabilities	72,268	47,849	31,132,675	2,650,375	8,884,473

NET ASSETS	$8,060,848	$21,826,961	$726,960,420	$19,559,411	$104,090,107

Shares outstanding	400,000	500,000	34,800,000	550,000	5,000,000

Net asset value, redemption and offering price per share	$20.15	$43.65	$20.89	$35.56	$20.82

Net Assets consist of:
Aggregate paid in capital	$13,095,300	$19,669,154	$1,520,743,779	$35,506,174	$99,844,446
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(2,530,746)	2,202,302	(407,005,344)	(7,912,017)	5,094,623
Undistributed (accumulated) net investment income (loss)	105,452	190,065	3,470,031	165,530	727,146
Undistributed (accumulated) net realized gain (loss)	(2,609,158)	(234,560)	(390,248,046)	(8,200,276)	(1,576,108)

	$8,060,848	$21,826,961	$726,960,420	$19,559,411	$104,090,107

(1) Value of securities on loan	$—	$—	$28,864,463	$555,514	$7,743,283

(2) Cost of Investments	$10,631,539	$19,526,922	$1,129,626,835	$27,596,427	$99,421,324

(3) Cost of short term investment held as collateral for securities loaned	$—	$—	$29,516,489	$754,525	$8,297,744

(4) Cost of cash denominated in foreign currency	$—	$5,450	$—	$—	$40,965

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
(unaudited)

	Africa Index ETF	Brazil Small-Cap ETF

	Six Months Ended June 30, 2009	For the Period May 12, 2009* through June 30, 2009

Income:
Dividends	$153,618	$24,530
Interest	38	5
Securities lending income	—	—
Foreign taxes withheld	(12,659)	—

Total income	140,997	24,535

Expenses:
Management fees	19,457	15,162
Professional fees	21,920	5,106
Insurance	100	—
Trustees’ fees and expenses	125	14
Reports to shareholders	13,290	852
Indicative optimized portfolio value	5,988	1,892
Custodian fees	15,463	4,096
Registration fees	1,875	852
Transfer agent fees	312	96
Fund accounting fees	909	2,558
Interest	—	—
Other	4,016	746

Total expenses	83,455	31,374
Expenses assumed by the Adviser	(51,156)	(9,238)

Net expenses	32,299	22,136

Net investment income	108,698	2,399

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(765,562)	(38,162)
Net realized gain (loss) on in-kind redemptions	—	—
Net realized gain (loss) on foreign currency transactions	(37,246)	(13,294)
Net change in unrealized appreciation (depreciation) of investments	2,832,032	(295,335)
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	383	(3,923)

Net realized and unrealized gain (loss) on investments	2,029,607	(350,714)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,138,305	$(348,315)

* Commencement of operations.

See Notes to Financial Statements

	Gulf States Index ETF	Indonesia Index ETF	Russia ETF	Environmental Services ETF	Gaming ETF

	Six Months Ended June 30, 2009	For the Period January 15, 2009* through June 30, 2009

			Six Months Ended June 30,

			2009	2009	2009

Income:
Dividends	$166,254	$245,433	$6,271,931	$229,961	$1,008,452
Interest	98	—	1,842	52	70
Securities lending income	—	—	132,036	5,660	25,920
Foreign taxes withheld	(9,012)	(36,365)	(1,085,229)	(20,100)	(85,326)

Total income	157,340	209,068	5,320,580	215,573	949,116

Expenses:
Management fees	11,544	14,415	1,340,978	50,421	89,336
Professional fees	19,415	17,775	51,068	3,899	18,860
Insurance	—	—	23,639	2,364	2,364
Trustees’ fees and expenses	—	34	11,783	—	70
Reports to shareholders	15,424	1,959	82,388	1,412	1,396
Indicative optimized portfolio value	6,807	6,866	10,264	—	2,688
Custodian fees	49,040	7,609	338,313	4,234	13,822
Registration fees	1,959	1,959	2,175	2,300	3,261
Transfer agent fees	250	209	750	1,774	446
Fund accounting fees	5,798	7,429	72,025	20,173	8,641
Interest	—	6	—	—	—
Other	2,747	1,875	9,504	266	4,634

Total expenses	112,984	60,136	1,942,887	86,843	145,518
Expenses assumed by the Adviser	(90,358)	(39,661)	(92,339)	(31,380)	(29,381)

Net expenses	22,626	20,475	1,850,548	55,463	116,137

Net investment income	134,714	188,593	3,470,032	160,110	832,979

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(2,354,499)	(234,560)	(200,267,940)	(4,369,643)	(1,344,579)
Net realized gain (loss) on in-kind redemptions	—	—	11,836,694	(296,408)	—
Net realized gain (loss) on foreign currency transactions	(24,839)	1,472	—	—	(122,953)
Net change in unrealized appreciation (depreciation) of investments	2,328,519	2,201,437	440,693,513	4,142,816	7,107,691
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	865	—	—	(1,105)

Net realized and unrealized gain (loss) on investments	(50,819)	1,969,214	252,262,267	(523,235)	5,639,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,895	$2,157,807	$255,732,299	$(363,125)	$6,472,033

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa ETF

	Six Months Ended June 30, 2009	For the Period July 10, 2008* through December 31, 2008

	(unaudited)
Operations:
Net investment income (loss)	$108,698	$54,827
Net realized gain (loss) on investments and foreign currency transactions	(802,808)	(507,328)
Net realized gain on in-kind redemptions	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	2,832,415	(3,053,867)

Net increase (decrease) in net assets resulting from operations	2,138,305	(3,506,368)

Dividends to shareholders from:
Net investment income	—	(38,000)

Total dividends	—	(38,000)

Share transactions:**
Proceeds from sale of shares	12,133,445	7,872,501
Cost of shares redeemed	—	—

Increase (decrease) in net assets resulting from share transactions	12,133,445	7,872,501

Total increase (decrease) in net assets	14,271,750	4,328,133
Net Assets, beginning of period	4,328,133	—

Net Assets, end of period***	$18,599,883	$4,328,133

*** Including undistributed (accumulated) net investment income (loss)	$64,803	$(6,649)

** Shares of Common Stock Issued (no par value)
Shares sold	500,000	200,000
Shares redeemed	—	—

Net increase (decrease)	500,000	200,000

* Commencement of operations.

See Notes to Financial Statements

	Brazil Small-Cap ETF	Gulf States Index ETF		Indonesia Index ETF

	For the Period May 12, 2009* through June 30, 2009	Six Months Ended June 30, 2009	For the Period July 22, 2008* through December 31, 2008	For the Period January 15, 2009* through June 30, 2009

	(unaudited)	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$2,399	$134,714	$(25,547)	$188,593
Net realized gain (loss) on investments and foreign currency transactions	(51,456)	(2,379,338)	(272,492)	(233,088)
Net realized gain on in-kind redemptions	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(299,258)	2,328,519	(4,859,265)	2,202,302

Net increase (decrease) in net assets resulting from operations	(348,315)	83,895	(5,157,304)	2,157,807

Dividends to shareholders from:
Net investment income	—	—	—	—

Total dividends	—	—	—	—

Share transactions:**
Proceeds from sale of shares	48,315,801	4,175,150	9,668,619	19,669,154
Cost of shares redeemed	—	(709,512)	—	—

Increase (decrease) in net assets resulting from share transactions	48,315,801	3,465,638	9,668,619	19,669,154

Total increase (decrease) in net assets	47,967,486	3,549,533	4,511,315	21,826,961
Net Assets, beginning of period	—	4,511,315	—	—

Net Assets, end of period***	$47,967,486	$8,060,848	$4,511,315	$21,826,961

*** Including undistributed (accumulated) net investment income (loss)	$(10,895)	$105,452	$(4,423)	$190,065

** Shares of Common Stock Issued (no par value)
Shares sold	1,750,000	200,000	250,000	500,000
Shares redeemed	—	(50,000)	—	—

Net increase (decrease)	1,750,000	150,000	250,000	500,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

	(unaudited)
Operations:
Net investment income	$3,470,032	$11,339,105
Net realized gain (loss) on investments and foreign currency transactions	(200,267,940)	(199,676,674)
Net realized gain on in-kind redemptions	11,836,694	32,311,895
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	440,693,513	(923,103,567)

Net increase (decrease) in net assets resulting from operations	255,732,299	(1,079,129,241)

Dividends to shareholders from:
Net investment income	—	(11,494,800)

Total dividends	—	(11,494,800)

Share transactions:**
Proceeds from sale of shares	128,117,364	1,137,272,253
Cost of shares redeemed	(60,512,420)	(443,093,997)

Increase (decrease) in net assets resulting from share transactions	67,604,944	694,178,256

Total increase (decrease) in net assets	323,337,243	(396,445,785)
Net Assets, beginning of period	403,623,177	800,068,962

Net Assets, end of period***	$726,960,420	$403,623,177

*** Including undistributed (accumulated) net investment income (loss)	$3,470,031	$(1)

** Shares of Common Stock Issued (no par value)
Shares sold	7,700,000	28,600,000
Shares redeemed	(3,800,000)	(13,000,000)

Net increase (decrease)	3,900,000	15,600,000

* Commencement of operations.

See Notes to Financial Statements

	Environmental Services ETF		Gaming ETF

	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	For the Period January 22, 2008* through December 31, 2008

	(unaudited)		(unaudited)
Operations:
Net investment income	$160,110	$262,927	$832,979	$84,196
Net realized gain (loss) on investments and foreign currency transactions	(4,369,643)	(3,559,685)	(1,467,532)	(269,929)
Net realized gain on in-kind redemptions	(296,408)	(368,782)	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	4,142,816	(14,101,443)	7,106,586	(2,011,963)

Net increase (decrease) in net assets resulting from operations	(363,125)	(17,766,983)	6,472,033	(2,197,696)

Dividends to shareholders from:
Net investment income	—	(255,500)	—	(34,500)

Total dividends	—	(255,500)	—	(34,500)

Share transactions:**
Proceeds from sale of shares	1,581,651	29,241,550	93,004,697	6,813,331
Cost of shares redeemed	(6,345,771)	(22,844,166)	1,982,082	(1,949,840)

Increase (decrease) in net assets resulting from share transactions	(4,764,120)	6,397,384	94,986,779	4,863,491

Total increase (decrease) in net assets	(5,127,245)	(11,625,099)	101,458,812	2,631,295
Net Assets, beginning of period	24,686,656	36,311,755	2,631,295	—

Net Assets, end of period***	$19,559,411	$24,686,656	$104,090,107	$2,631,295

*** Including undistributed (accumulated) net investment income (loss)	$165,530	$5,420	$727,146	$17,120

** Shares of Common Stock Issued (no par value)
Shares sold	50,000	550,000	4,850,000	200,000
Shares redeemed	(200,000)	(550,000)	—	(50,000)

Net increase (decrease)	(150,000)	—	4,850,000	150,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Africa ETF

	Six Months Ended June 30, 2009		For the Period July 10, 2008* through December 31, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$21.64		$40.25

Income from Investment Operations:
Net Investment Income (Loss)	0.18		0.27
Net Realized and Unrealized Gain (Loss) on Investments	4.75		(18.69)

Total from Investment Operations	4.93		(18.42)

Less Dividends from:
Net Investment Income	—		(0.19)

Total Dividends	—		(0.19)

Net Asset Value, End of Period	$26.57		$21.64

Total Return (a)	22.78	%(c)	(45.76	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$18,600		$4,328
Ratio of Gross Expenses to Average Net Assets	2.14	%(b)	3.15	%(b)
Ratio of Net Expenses to Average Net Assets	0.83	%(b)	0.88	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.83	%(b)	0.83	%(b)
Ratio of Net Investment Income to Average Net Assets.	2.79	%(b)	2.39	%(b)
Portfolio Turnover Rate	28	%(c)	16	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized
(d)	Amount represents less than +/– $0.005 per share.
*	Commencement of operations.

See Notes to Financial Statements

	Brazil Small-Cap ETF		Gulf States Index ETF				Indonesia Index ETF

	For the Period May 12, 2009* through June 30, 2009		Six Months Ended June 30, 2009		For the Period July 22, 2008* through December 31, 2008		For the Period January 15, 2009* through June 30, 2009

	(unaudited)		(unaudited)				(unaudited)
Net Asset Value, Beginning of Period	$24.74		$18.05		$40.06		$24.89

Income from Investment Operations:
Net Investment Income (Loss)	0.00	(d)	0.34		(0.10)		0.38
Net Realized and Unrealized Gain (Loss) on Investments	2.67		1.76		(21.91)		18.38

Total from Investment Operations	2.67		2.10		(22.01)		18.76

Less Dividends from:
Net Investment Income	—		—		—		—

Total Dividends	—		—		—		—

Net Asset Value, End of Period	$27.41		$20.15		$18.05		$43.65

Total Return (a)	10.79	%(c)	11.63	%(c)	(54.94	)%(c)	75.37	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$47,967		$8,061		$4,511		$21,827
Ratio of Gross Expenses to Average Net Assets	1.04	%(b)	4.87	%(b)	2.16	%(b)	2.10	%(b)
Ratio of Net Expenses to Average Net Assets	0.73	%(b)	0.98	%(b)	1.00	%(b)	0.71	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.73	%(b)	0.98	%(b)	0.98	%(b)	0.71	%(b)
Ratio of Net Investment Income to Average Net Assets	0.08	%(b)	5.81	%(b)	(0.94	)%(b)	6.58	%(b)
Portfolio Turnover Rate	28	%(c)	39	%(c)	13	%(c)	35	%(c)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Russia ETF

	Six Months Ended June 30, 2009		Year Ended December 31, 2008	For the Period April 24, 2007* through December 31, 2007

	(unaudited)
Net Asset Value, Beginning of Period	$13.06		$52.29	$39.22

Income from Investment Operations:
Net Investment Income	0.10		0.37	0.10
Net Realized and Unrealized Gain (Loss) on Investments	7.73		(39.23)	13.08

Total from Investment Operations	7.83		(38.86)	13.18

Less Dividends from:
Net Investment Income	—		(0.37)	(0.11)

Total Dividends	—		(0.37)	(0.11)

Net Asset Value, End of Period	$20.89		$13.06	$52.29

Total Return (a)	59.95	%(c)	(74.31)%	33.61	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$726,960		$403,623	$800,069
Ratio of Gross Expenses to Average Net Assets	0.72	%(b)	0.62%	0.70	%(b)
Ratio of Net Expenses to Average Net Assets	0.69	%(b)	0.62%	0.69	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.69	%(b)	0.62%	0.69	%(b)
Ratio of Net Investment Income to Average Net Assets	1.29	%(b)	1.27%	0.86	%(b)
Portfolio Turnover Rate	19	%(c)	23%	33	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized
*	Commencement of operations.

See Notes to Financial Statements

	Environmental Services ETF

	Six Months Ended June 30, 2009				For the Period October 10, 2006* through December 31, 2006

			Year Ended December 31,

			2008	2007

	(unaudited)
Net Asset Value, Beginning of Period	$35.27		$51.87	$44.55	$39.93

Income from Investment Operations:
Net Investment Income	0.29		0.38	0.33	0.02
Net Realized and Unrealized Gain (Loss) on Investments	—		(16.61)	7.53	4.65

Total from Investment Operations	0.29		(16.23)	7.86	4.67

Less Dividends from:
Net Investment Income	—		(0.37)	(0.54)	(0.05)

Total Dividends	—		(0.37)	(0.54)	(0.05)

Net Asset Value, End of Period	$35.56		$35.27	$51.87	$44.55

Total Return (a)	0.82	%(c)	(31.30)%	17.64%	11.70	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$19,559		$24,687	$36,312	$40,095
Ratio of Gross Expenses to Average Net Assets	0.86	%(b)	0.68%	0.86%	1.40	%(b)
Ratio of Net Expenses to Average Net Assets	0.55	%(b)	0.55%	0.55%	0.54	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.55	%(b)	0.55%	0.55%	0.54	%(b)
Ratio of Net Investment Income to Average Net Assets	1.59	%(b)	0.73%	0.75%	0.24	%(b)
Portfolio Turnover Rate	18	%(c)	32%	3%	3	%(c)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Gaming ETF

	Six Months Ended June 30, 2009		For the Period January 22, 2008* through December 31, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$17.54		$39.39

Income from Investment Operations:
Net Investment Income	0.06		0.56
Net Realized and Unrealized Gain (Loss) on Investments	3.22		(22.18)

Total from Investment Operations	3.28		(21.62)

Less Dividends from:
Net Investment Income	—		(0.23)

Total Dividends	—		(0.23)

Net Asset Value, End of Period	$20.82		$17.54

Total Return (a)	18.70	%(c)	(54.89	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$104,090		$2,631
Ratio of Gross Expenses to Average Net Assets	0.81	%(b)	3.89	%(b)
Ratio of Net Expenses to Average Net Assets	0.65	%(b)	0.70	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(b)	0.65	%(b)
Ratio of Net Investment Income to Average Net Assets	4.66	%(b)	2.81	%(b)
Portfolio Turnover Rate	14	%(c)	19	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized
*	Commencement of operations.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2009, offers twenty investment portfolios.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, Gulf States Index ETF, Indonesia Index ETF, Russia ETF Environmental Services ETF and Gaming ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Dow Jones & Company (“Dow Jones”), and S-Network (“S-Network”). The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Africa Index ETF	July 10, 2008	Dow Jones Africa Titans 50 IndexSM
Brazil Small-Cap ETF	May 12, 2009	Market Vectors Brazil Small-Cap IndexSM
Gulf States Index ETF	July 22, 2008	Dow Jones GCC Titans 40 IndexSM
Indonesia Index ETF	January 15, 2009	Market Vectors Indonesia IndexSM
Russia ETF	April 24, 2007	DAXglobal® Russia+ Index
Environmental Services ETF	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF	January 22, 2008	S-Network Global Gaming Index®

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. Securities traded on foreign exchanges that remain open after the Funds’ pricing time are valued at the last sales price reported at the Funds’ pricing time. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. FAS 157 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

	Level 1 –	Quoted prices in active markets for identical securities.

	Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“Position 157-4”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. Position 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. Position 157-4 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted Position 157-4 effective June 30, 2009.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of June 30, 2009 is as follows:

Africa Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Angola	$—	$161,702	$—	$161,702
Australia	—	164,928	—	164,928
Canada	993,985	—	—	993,985
Egypt	—	2,599,091	—	2,599,091
Kenya	—	171,697	—	171,697
Kuwait	920,946	—	—	920,946
Morocco	—	2,504,331	—	2,504,331
Nigeria	308,833	3,416,986	—	3,725,819
South Africa	—	4,907,499	—	4,907,499
United Kingdom	437,511	1,768,315	—	2,205,826

Money Market Fund:
United States	98,146	—	—	98,146

Total	$2,759,421	$15,694,549	$—	$18,453,970

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Brazil Small-Cap ETF*	$47,958,654	$—	$—	$47,958,654

* See Schedule of Investments for security type and industry sector breakouts

Gulf States Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Bahrain	$103,213	$28,367	$—	$131,580
Kuwait	2,232,008	1,523,617	—	3,755,625
Iraq	—	385,788	—	385,788
Oman	—	320,419	—	320,419
Qatar	—	1,486,774	—	1,486,774
United Arab Emirates Abu Dhabi	—	974,658	—	974,658
United Arab Emirates Dubai	—	900,980	—	900,980
Convertible Bond
Oman	3,960	—	—	3,960

Money Market Fund:
United States	141,009	—	—	141,009

Total	$2,480,190	$5,620,603	$—	$8,100,793

Indonesia Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock securities:
Basic Materials	$—	$2,128,948	$—	$2,128,948
Communications	1,795,022	570,627	—	2,365,649
Consumer, Cyclical	—	1,809,860	—	1,809,860
Consumer, Non-cyclical	—	2,509,998	—	2,509,998
Energy	—	3,814,102	—	3,814,102
Financial	—	6,268,206	—	6,268,206
Industrial	—	1,554,999	—	1,554,999
Utilities	—	1,276,597	—	1,276,597

Total	$1,795,022	$19,933,337	$—	$21,728,359

Russia ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Fair Value of Investments

Common Stock securities:
Basic Materials	$8,572,836	$148,551,811	$—		$157,124,647
Communications	77,342,376	18,862,776	—		96,205,152
Consumer, Non-cyclical	5,962,954	15,912,552	—		21,875,506
Energy	23,542,063	317,043,752	—		340,585,815
Financial	51,561,215	19,780,753	—		71,341,968
Industrial	—	11,722,196	—		11,722,196
Utilities	24,410,175	—	—	(a)	24,410,175

Money Market Fund:
United States	28,872,521	—	—		28,872,521

Total	$220,264,140	$531,873,840	$—		$752,137,980

(a) Includes a zero valued security which had no activity during the period—see Schedule of Investments.

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Environmental Services ETF*	$20,438,935	$—	$—	$20,438,935

* See Schedule of Investments for security type and geographic sector breakouts

Gaming ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$—	$17,140,998	$—	$17,140,998
Austria	—	1,948,636	—	1,948,636
China / Hong Kong	2,129,670	450,323	—	2,579,993
Greece	—	10,439,005	—	10,439,005
Italy	—	1,765,696	—	1,765,696
Japan	—	6,034,725	—	6,034,725
Malaysia	—	11,890,354	—	11,890,354
New Zealand	—	1,513,578	—	1,513,578
South Africa	—	1,790,310	—	1,790,310
South Korea	—	2,009,826	—	2,009,826
Sweden	—	1,702,511	—	1,702,511
United Kingdom	—	13,129,697	—	13,129,697
United States	31,875,519	—	—	31,875,519

Money Market Fund:
United States	8,994,102	—	—	8,994,102

Total	$42,999,291	$69,815,659	$—	$112,814,950

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.

Use of Derivative Instruments–In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Fund adopted FAS 161 January 1, 2009. The Funds did not utilize derivative instruments during the six months ended June 30, 2009.

Option Contracts–The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at June 30, 2009.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The Funds may incur additional risk from investments in forward foreign currency transactions if the counterparty is unable to fulfill its obligation or there are unanticipated movements in the foreign currency relative to the U.S. dollar. At June 30, 2009, there were no open forward foreign currency contracts in the Funds.

Futures–The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. There is minimal counterparty credit risk to the Funds with futures transactions since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Realized gains and losses from futures contracts, if any, are reported separately. The Funds did not have any futures contracts outstanding at June 30, 2009.

Equity Swaps–Each Fund may enter into equity swaps to seek performance that corresponds to the Index (equity price risk) and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At June 30, 2009, the Funds had no outstanding equity swaps.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2010, to voluntarily waive or limit its fees and to assume at its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended June 30, 2009, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed By the Adviser

Africa Index ETF	0.83%	$19,457	$31,699
Brazil Small-Cap	0.73	9,238	—
Gulf States Index ETF	0.98	11,544	78,814
Indonesia Index ETF	0.71	14,415	25,246
Russia ETF	0.69	92,339	—
Environmental Services ETF	0.55	31,380	—
Gaming ETF	0.65	29,381	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Africa Index ETF	$8,881,747	$2,310,006
Brazil Small-Cap ETF	53,700,806	8,317,372
Gulf States Index ETF	5,327,771	1,789,947
Indonesia Index ETF	2,848,406	2,758,160
Russia ETF	105,820,449	101,322,961
Environmental Services ETF	3,589,149	3,554,783
Gaming ETF	29,604,207	5,460,096

Note 5–Income Taxes–As of June 30, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$18,719,755	$1,169,108	$(1,434,893)	$(265,785)
Brazil Small-Cap ETF	48,253,989	1,645,346	(1,940,681)	(295,335)
Gulf States Index ETF	10,668,941	56,347	(2,624,495)	(2,568,148)
Indonesia Index ETF	19,991,870	2,323,191	(586,702)	1,736,489
Russia ETF	1,224,508,449	21,651,979	(494,022,448)	(472,370,469)
Environmental Services ETF	28,371,343	344,548	(8,276,956)	(7,932,408)
Gaming ETF	107,730,571	7,847,845	(2,763,466)	5,084,379

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2008 were as follows:

Year Ended December 31, 2008

Fund	Ordinary Income

Africa Index ETF	38,000
Brazil Small-Cap ETF	—
Gulf States Index ETF	—
Indonesia Index ETF	—
Russia ETF	11,494,800
Environmental Services ETF	255,500
Gaming ETF	34,500

The Financial Accounting Standards Board Financial Interpretation No. 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended December 31, 2005-2008). The Funds evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of June 30, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2009, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Africa Index ETF	$5,336,558	$—
Brazil Small-Cap ETF	2,889,148	—
Gulf States Index ETF	—	—
Indonesia Index ETF	19,671,236	—
Russia ETF	111,860,401	52,499,488
Environmental Services ETF	1,799,022	6,563,319
Gaming ETF	71,251,474	—

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each

Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statement of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Environmental Services ETF	$555,514	$679,911
Gaming ETF	7,743,283	8,297,134
Russia ETF	28,864,463	28,872,521

At June 30, 2009, the Bank of New York Institutional Cash Reserve Fund’s (“BNY Fund’s”) NAV was below $1.00 per share, which affected the NAV of the Fund with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. Remaining positions in the BNY Fund are in the Series A class. The Funds have been valuing their allocated share of the Lehman securities at value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investments in the BNY Fund Series B class as of June 30, 2009 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are listed below:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Environmental Services ETF	$87,523	$12,909
Gaming ETF	715	105
Russia ETF	755,388	111,420

Note 10–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the period ended June 30, 2009 no custody credits were received by the Funds.

Note 11–Subsequent Event Review–The Fund has adopted FASB Statement No. 165, Subsequent Events (“FAS 165”) which was issued in May 2009 and is effective for fiscal years and interim periods ending after June 15, 2009. FAS 165, requires evaluation of subsequent events through the date of financial statement issuance. Subsequent events for the Funds have been evaluated through August 26, 2009 and there were no material events requiring disclosure.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 18, 2009 (the “Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors China ETF and Market Vectors Metals ETF (the “Funds”) through June 30, 2010.

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the Funds, which described various aspects of the investment program, fee arrangements and services with respect to the Funds. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the Meeting, at prior meetings among themselves and with management or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits at least until May 1, 2010. The Trustees also considered information relating to the nature of each Fund’s Underlying Index, the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the Funds and from providing administrative services to each of the Funds, and from an affiliate of the Adviser serving as distributor for each of the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser since the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement in respect of each Fund, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the Funds had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these Funds pursuant to such Fund’s Investment Management Agreement.

The Independent Trustees met in executive session at the Meeting with their independent counsel as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 18, 2009 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreement between the Trust and the Adviser (the “Equity Investment Management Agreement”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, Environmental Services ETF, Gaming ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, Indonesia Index ETF, Kuwait Index ETF, Metal Producers ETF, Nuclear Energy ETF, Regional Sector ETF, Russia ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Vietnam ETF (along with Market Vectors Gold Miners ETF, the “Funds”) through June 30, 2010. The Gold Miners Investment Management Agreement and the Equity Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited) (continued)

the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the Renewal Meeting and a prior meeting held on June 5, 2009 (the “First Meeting”), the Trustees received materials from the Adviser and from Lipper Inc. (“Lipper”), an independent, third party data provider. The Independent Trustees’ consideration of the Investment Management Agreements was based on their review of these materials and information obtained through discussions at each of the Renewal Meeting and the First Meeting and at prior meetings among themselves and with management, including the background and experience of the portfolio managers and others involved in the administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s commitment to waive fees and/or pay expenses of the Funds to the extent necessary to prevent the operating expenses of each Fund from exceeding agreed upon limits at least until May 1, 2010. The Trustees concluded that the Adviser and its personnel had the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds which had commenced operations. In evaluating a Fund’s performance, the Trustees focused primarily on the Adviser’s success in tracking the Fund’s underlying index and understanding whether any material deviations were the result of factors beyond the Adviser’s control, such as differences created by fair value pricing. The Trustees concluded that the Adviser’s performance was satisfactory in this regard. The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds. The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund which had commenced operations. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that none of the Investment Management Agreements provides for breakpoints in the advisory fee rates as a result of any increases in the asset levels of an Fund. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds which were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, Egypt Index ETF, Energy Producers ETF, Hard Assets Producers Extra Liquid ETF, Kuwait Index ETF, Metal Producers ETF, Regional Sector ETF and Vietnam ETF to the Adviser since none of these Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement relating to these Funds. In addition, since none of these Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these Funds pursuant to each Fund’s Investment Management Agreement.

The Independent Trustees met in executive session during both the First Meeting and the Renewal Meeting with their independent counsel as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Equity Investment Management Agreement and Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
335 Madison Avenue | New York, NY 10017 | www.vaneck.com
Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 8, 2009
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 8, 2009
     --------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 8, 2009
     --------------